The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Changes in inventories	₩ 345,190	₩ 477,457	₩ (1,179,232)
Purchases of raw materials, merchandise and others	10,810,985	13,521,132	15,207,659
Depreciation and amortization	4,213,742	4,557,457	4,500,701
Outsourcing	922,565	1,096,681	776,755
Labor	3,439,608	3,669,275	3,795,943
Supplies and others	938,568	1,212,142	1,235,473
Utility	1,193,025	1,189,105	1,029,953
Fees and commissions	704,763	834,449	789,885
Shipping	124,770	276,253	345,204
Advertising	76,404	108,315	126,335
Warranty	101,846	251,395	216,873
Travel	66,201	66,428	59,519
Taxes and dues	129,784	144,038	141,131
Others	1,043,238	2,322,067	720,467
Expenses by nature	₩ 24,110,689	₩ 29,726,194	₩ 27,766,666